Earnings (Loss) Per Common Share (Details) (Detail) - Successor [Member] - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended									4 Months Ended	6 Months Ended		12 Months Ended
	Feb. 01, 2013	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net income (loss) to common shareholders		$ (25.1)	$ (2.2)	$ (19.9)	$ 53.8	$ (4.3)	$ (49.3)	$ 5.0	$ (22.8)	$ (157.8)	$ (29.0)	$ 20.0	$ 49.5	$ 27.4	$ (224.9)
Basic and diluted weighted average shares outstanding		232.3			229.1						0.0	231.1	229.1	229.3	228.3
Diluted weighted average shares outstanding		232.3			229.3						0.0	238.1	229.1	230.3	228.3
Earnings (loss) per Common Share:
Basic net income (loss) per share		$ (0.11)	$ (0.01)	$ (0.09)	$ 0.23	$ (0.02)	$ (0.22)	$ 0.02	$ (0.10)	$ (0.67)	$ 0.00	$ 0.09	$ 0.22	$ 0.12	$ (0.97)
Diluted net income (loss) per share		$ (0.11)	$ (0.01)	$ (0.09)	$ 0.23	$ (0.02)	$ (0.22)	$ 0.02	$ (0.10)	$ (0.67)	$ 0.00	$ 0.08	$ 0.22	$ 0.12	$ (0.97)
Antidilutive securities excluded from computation of earnings per share (in shares)		16.1			12.6						0.0	0.8	12.6	7.2	16.3
Pre-Acquisition net loss attributable to Axalta											$ (29.0)			$ 0.0	$ (3.9)
Net income (loss) to common shareholders											$ 0.0			$ 27.4	$ (221.0)
Consideration transferred, equity interests issued and issuable	$ 1,350.0